Loans	12 Months Ended
Apr. 30, 2025
Loans [Abstract]
Loans

Note 9 – Loans

Outstanding balances of loans consist of the following:

As of April 30, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY

Kiraboshi Bank	4,101,000	Nov. 12, 2024	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	29,567,000	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Resona Bank	100,000,000	Jul. 31, 2024	1.48%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	34,700,000	Sep. 30, 2027	2.69%
Total loans	168,368,000
Less: Loan origination fee	(115,500)
Current portion of long – term loan	(119,189,500)
Long-term loan – due over one year	49,063,000
As of April 30, 2025	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY	USD

Kiraboshi Bank	24,563,000	172,214	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank	24,500,000	171,773	Sep. 30, 2027	2.69%
Total loans	49,063,000	343,987
Less: Loan origination fee	-	-
Current portion of long – term loan	(15,204,000)	(106,597)
Long-term loan – due over one year	33,859,000	237,390

Interest expense for the years ended April 30, 2023, 2024 and 2025 amounted to JPY2,346,136, JPY3,427,580 and JPY1,770,933 (USD12,416), respectively. As of April 30, 2025, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

	JPY	USD
Years ending April 30,
2026	15,204,000	106,597
2027	15,204,000	106,597
2028	8,687,000	60,906
2029	5,004,000	35,084
2030	4,964,000	34,803
Thereafter	-	-
Total	49,063,000	343,987